Taxation	6 Months Ended
Jun. 30, 2023
Taxation [Abstract]
TAXATION

13. TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation in the British Virgin Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. China Auto Market was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Group’s subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax (“EIT”) on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Group’s subsidiaries, Shengda Automobile and Shanghai Chengle Network Technology Co., Ltd. were approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2018 and is valid till December 2024.

Continuing operations:

The income tax provision consisted of the following components:

	For the Six Months Ended June 30,
	2022	2023
Current income tax expenses	1,139	926
Deferred income tax benefit	(249)	(76)
Total income tax expense	$890	$850

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the Six Months Ended June 30,
	2022	2023
Income before income tax expense	$7,613	$1,986
Computed income tax expense with statutory tax rate	1,903	573
Additional deduction for R&D expenses	(257)	(237)
Tax effect of preferred tax rate	(766)	(791)
Tax effect of favorable tax rates on small-scale and low-profit entities	(5)	(15)
Tax effect of tax relief	(5)	(2)
Tax effect of non-deductible items	11	35
Tax effect due to the disposal of Shengda Group*	(3,868)	-
Tax effect of deferred tax effect of tax rate change	-	(42)
Changes in valuation allowance	3,877	1,329
Income tax expense	$890	$850

As of December 31, 2022 and June 30, 2023, the significant components of the deferred tax assets are summarized below:

	December 31,	June 30,
	2022	2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,353	$5,092
Temporary difference in research and development costs	3,738	3,983
Net operating loss carried forward	7,676	8,635
Share-based compensation	78	185
Allowance for doubtful accounts	3,802	3,210
Total deferred tax assets	20,647	21,105
Valuation allowance	(7,577)	(8,475)
Deferred tax assets, net of valuation allowance	$13,070	$12,630

Changes in valuation allowance are as follows:

	December 31,	June 30,
	2022	2023

Balance at beginning of the period	$2,314	$7,577
Additions	5,436	1,268
Foreign currency translation adjustments	(173)	(370)
Balance at end of the period	$7,577	$8,475

As of December 31, 2022 and June 30, 2023, the Group had net operating loss carryforwards of approximately $32,266 and $35,848, respectively, which arose from the Group’s subsidiaries in the PRC. As of December 31, 2022 and June 30, 2023, deferred tax assets from the net operating loss carryforwards amounted to $7,676 and $8,635, respectively, and the Group has provided a valuation allowance of $7,577 and $8,475 as of December 31, 2022 and June 30, 2023, respectively, for which it has concluded that it is more likely than not that these net operating losses would not be utilized in the future.

As of June 30, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:

Remainder of 2023	643
2024	2,017
2025	5,263
2026	5,397
2027	16,817
2028	5,711
Total	35,848